Business Combination	6 Months Ended
Jun. 30, 2024
Business Combination [Abstract]
Business combination
21.	Business combination

In March 2024, the Group completed the acquirement of 85% equity interests in Nuancheng. Upon the completion of the transaction, Nuancheng became a consolidated subsidiary of the Company.

In April 2024, the Group completed the acquirement of 71% equity interests in Duoduo Robot. Upon the completion of the transaction, Duoduo Robot became a consolidated subsidiary of the Company.

In April 2024, the Group completed the acquirement of 75% equity interest in Yuanjing Tribe. Upon the completion of the transaction, Yuanjing Tribe became a consolidated subsidiary of the Company.

In April 2024, the Group completed the acquirement of 51% equity interest in Shenzhen Duobao Fishing Industry Management Co., Ltd. (“Duobao Fishing”). Upon the completion of the transaction, Duobao Fishing became a consolidated subsidiary of the Company.

In April 2024, the Group completed the acquirement of 53% equity interest in Shenzhen Jiuzhou Fangyun Digital Live Broadcasting Industry Technology Co., Ltd. (“Jiuzhou Fangyun”). Upon the completion of the transaction, Jiuzhou Fangyun became a consolidated subsidiary of the Company.